Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefónica, S.A. - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Total carrying amount	€ 38,782	€ 37,061
Total fair value	37,718	35,993
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,064	1,893
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	471	582
Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,593	1,311
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	36,718	35,168
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	32,704	31,567
Total fair value	31,638	30,498
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	32,704	31,567
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	4,014	3,601
Total fair value	4,016	3,602
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	4,014	3,601
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	2,064	1,893
Total fair value	2,064	1,893
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	2,064	1,893
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	471	582
Derivative instruments | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,593	1,311
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0